SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

                 CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND

The following information supercedes certain information contained in the fund's Prospectuses and Statement of Additional Information.

Effective on or about February 21, 2005, the Fund will change its name to "Credit Suisse Global Small Cap Fund."

Dated:  February 4, 2005                                          16-0205
                                                                  for
                                                                  WPISF
                                                                  ADGPV
                                                                  CSGPV
                                                                  2005-004